Apr. 26, 2019
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Vanguard Managed Payout Fund

Supplement dated August 14, 2019, to the Prospectus Dated April 26, 2019

Changes to Vanguard Alternative Strategies Fund

Changes to the investment objective and benchmark of Vanguard Alternative Strategies Fund, an underlying fund (“Underlying Fund”) of Vanguard Managed Payout Fund (the “Fund”), together with the adoption of a risk methodology, were approved by Underlying Fund’s board of trustees. These changes are expected to become effective on or about November 1, 2019. Please see Underlying Fund’s prospectus for more information about the fund and its investment strategies and risks.

The Fund’s investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus Text Changes

The following replaces similar text in the first sentence under the heading “Absolute Return Investing” in the Principal Investment Strategies section:

The Fund may invest in Vanguard Alternative Strategies Fund, which seeks to generate returns by utilizing several alternative strategies that individually and collectively are expected to have low correlation with traditional capital markets and that seeks capital appreciation.

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PS1498B 082019